PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Provision on legal proceedings, current	R$ 2,290,873	R$ 2,709,161
Non-current
Provision on legal proceedings, non-current	24,250,819	30,623,558
Total	26,541,692	33,332,719
Civil
Current
Provision on legal proceedings, current	2,282,579	2,702,135
Non-current
Provision on legal proceedings, non-current	20,550,810	26,945,065
Total	22,833,389	29,647,200
Labor
Current
Provision on legal proceedings, current	8,294	7,026
Non-current
Provision on legal proceedings, non-current	2,283,424	2,069,861
Total	2,291,718	2,076,887
Tax
Non-current
Provision on legal proceedings, non-current	784,408	586,489
Regulatory
Non-current
Provision on legal proceedings, non-current	526,628	945,790
Environmental
Non-current
Provision on legal proceedings, non-current	R$ 105,549	R$ 76,353